Victory Diversified Stock Fund Investment Strategy - Victory Diversified Stock Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its assets in common stock, which includes securities convertible or exchangeable into common stock traded on U.S. exchanges. The Adviser employs a quantitative investment process that identifies equity securities of companies across large-cap and mid-cap capitalizations. The Adviser uses a disciplined approach that combines value, momentum, quality, and growth factors to construct a diversified portfolio.The Adviser’s quantitative methodology looks at investment fundamentals to evaluate potential investments from a broad universe of securities. The quantitative analysis focuses, on among other things:◼Quality: Financial strength and earnings stability◼Value: Securities trading below intrinsic value based on fundamental metrics◼Momentum: Price trends indicating positive market recognitionThe Adviser’s quantitative approach is designed to diversify the Fund’s holdings and optimize risk-adjusted returns The Adviser attempts to manages portfolio risks by limiting exposure to particular industry sectors and stocks of individual issuers.The Fund generally will sell portfolio holdings when quantitative factors signal that a stock’s value is likely to deteriorate materially, when more attractive opportunities are identified, or to manage risks within identified parameters.As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.